Shareholder's Equity - Progression of the components of accumulated other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		$ 31
Other comprehensive income (loss), net of tax		669	$ (436)	$ 192
Cumulative effect of accounting change				3
Impact of the U.S. corporate tax rate change on AOCI				0
AOCI ending balance		700	31
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, Pretax		828	(561)	299
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, tax		(174)	118	(105)
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, net of tax		654	(443)	194
Reclassification from accumulated other comprehensive income, pretax	[1]	(16)	6	3
Reclassification from accumulated other comprehensive income, tax	[1]	3	(1)	(1)
Reclassification from accumulated other comprehensive income, net of tax		(13)	5	2
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		812	(555)	302
Other comprehensive income (loss), tax		(171)	117	(106)
Other comprehensive income (loss), net of tax		641	(438)	196
Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	[2]	42	570	273
Cumulative effect of accounting change	[3]				$ 0
Impact of the U.S. corporate tax rate change on AOCI	[3]		(90)	101
AOCI ending balance	[2]	683	42	570
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		36	2	(6)
Other comprehensive income (loss), tax		(8)	0	2
Other comprehensive income (loss), net of tax		28	2	(4)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		(11)	(13)	(7)
Cumulative effect of accounting change	[3]				0
Impact of the U.S. corporate tax rate change on AOCI	[3]		0	(2)
AOCI ending balance		17	(11)	(13)
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		848	(553)	296
Other comprehensive income (loss), tax		(179)	117	(104)
Other comprehensive income (loss), net of tax		669	(436)	192
AOCI Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		31	557	266
Other comprehensive income (loss), net of tax		669	(436)	192
Cumulative effect of accounting change				(90)	$ 0	[3]
Impact of the U.S. corporate tax rate change on AOCI	[3]		(90)	99
AOCI ending balance		$ 700	$ 31	$ 557

[1]	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings: OCI component Affected line in the statement of earnings Pretax Realized gains (losses) on securities Tax Provision for income taxes
[2]	Includes net unrealized gains of $34 million at December 31, 2019 compared to $33 million and $42 million at December 31, 2018 and 2017 related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.
[3]	On January 1, 2018, GALIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $90 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change. Other also includes the December 2017 reclassification of $99 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A — “Accounting Policies — Income Taxes”).